UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22164

PSP Family of Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 3rd Floor New York, NY	10105
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO  64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.553.4233

Date of fiscal year end:  12/31/2014

Date of reporting period: 06/30/2014

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual Report to Shareholders for the period ended June 30, 2014 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1)is filed herewith.

SEMI-ANNUAL REPORT

June 30, 2014

Ticker Symbols:

Investor Class - CEFFX
Institutional Class - CEFIX
Service Class - CEFRX

Managed By:

Pulteney Street Capital Management, LLC
1345 Avenue of the Americas
3rd Floor
New York, NY 10105

This report and financial statements contained herein are submitted for the general information of the shareholders of the Congressional Effect Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of the principal amount invested.

PSP FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

The percentages in the above graph are based on the portfolio holdings of the Fund as of June 30, 2014 and are subject to change.

Holdings Diversification (Market Exposure as a percentage of net assets) (*) (Unaudited)

Exchange Traded Funds	71.70%

(*) Excludes temporary cash investments. Percentages in the above table are based on net assets of the Fund at June 30, 2014.

PSP FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - Congressional Effect Fund (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (01/01/14) and held for the entire period of 01/01/14 through 06/30/14.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 01/01/14). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 01/01/14 through 06/30/14

Actual Fund Return (in parentheses)	Beginning Account Value 01/01/14	Ending Account Value 06/30/14	Expenses Paid During Period (1)

Congressional Effect Fund Investor Shares (+2.12%)	$ 1,000.00	$ 1,021.20	$ 14.83
Congressional Effect Fund Institutional Shares (+2.31%)	$ 1,000.00	$ 1,023.10	$ 13.59
Congressional Effect Fund Service Shares (+1.65%)	$ 1,000.00	$ 1,016.50	$ 18.55

Hypothetical 5% Fund Return	Beginning Account Value 01/01/14	Ending Account Value 06/30/14	Expenses Paid During Period (1)

Congressional Effect Fund Investor Shares	$ 1,000.00	$ 1,010.10	$ 14.75
Congressional Effect Fund Institutional Shares	$ 1,000.00	$ 1,011.40	$ 13.52
Congressional Effect Fund Service Shares	$ 1,000.00	$ 1,006.40	$ 18.46

(1)
Expenses are equal to the Fund’s annualized expense ratios of  2.96%, 2.71% and 3.71% for the Congressional Effect Fund Investor Class, Institutional Class and Service Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-888-553-4233. Please read it carefully before you invest or send money.

PSP FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Value

EXCHANGE-TRADED FUNDS - (71.70%)
SPDR S&P 500 ETF Trust (Cost - $1,095,325)	7,700	$1,507,044

	Par Value
U.S. GOVERNMENT OBLIGATIONS - (14.27%)
U.S. Treasury Bill, 0.10%, 10/09/2014 (a)	150,000	149,988
U.S. Treasury Bill, 0.10%, 12/11/2014 (a)	150,000	149,966
TOTAL U.S. GOVERNMENT OBLIGATIONS - (Cost - $299,988)		299,954

	Shares
SHORT-TERM INVESTMENTS - (8.10%)
Fifth Third Institutional Government Money Market Fund, 0.01% (b)	170,169	170,169
TOTAL SHORT-TERM INVESTMENTS - (Cost - $170,169)		170,169

TOTAL INVESTMENTS (Cost - $1,565,482) - 94.07%		$1,977,167

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 5.93%		124,723

NET ASSETS - 100.00%		$2,101,890

(a)	Effective yield at June 30, 2014.
(b)	Rate shown represents the rate at June 30, 2014, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

PSP FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at value (identified cost $1,565,482)	1,977,167
Deposits at broker	101,954
Due from advisor	27,885
Receivables:
Dividends	9,648
Prepaid expenses	21,538
Total assets	2,138,192

Liabilities:
Payables:
Accrued distribution (12b-1) fees	1,257
Due to administrator	9,788
Accrued expenses	25,257
Total liabilities	36,302
Net Assets	$2,101,890

Sources of Net Assets:
Paid-in capital	$2,414,815
Accumulated net realized loss on investments	(704,311)
Accumulated net investment loss	(20,299)
Net unrealized appreciation on investments and futures contracts	411,685
Total Net Assets (Unlimited shares of beneficial interest authorized)	$2,101,890

Investor Shares:
Net assets applicable to 131,980 shares outstanding	$1,336,486
Net Asset Value and Offering Price Per Share	$10.13

Minimum Redemption Price Per Share (a)	$10.03

Institutional Shares:
Net assets applicable to 74,102 shares outstanding	$755,579
Net Asset Value and Offering Price Per Share	$10.20

Minimum Redemption Price Per Share (a)	$10.10

Service Shares:
Net assets applicable to 998 shares outstanding	$9,825
Net Asset Value and Offering Price Per Share	$9.84

Minimum Redemption Price Per Share (a)	$9.74

(a)	A redemption fee of 1.00% is imposed in the event of certain redemption transactions within sixty days following such investments.

The accompanying notes are an integral part of these financial statements.

PSP FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF OPERATIONS

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

For the Six Month
Period Ended
June 30, 2014
(Unaudited)
Investment income:
Dividends	$20,368
Interest	49
Total investment income	20,417

Expenses:
Management fees	14,062
Distribution (12b-1) fees - Investor Shares	2,590
Distribution (12b-1) fees - Service Shares	48
Accounting and transfer agent fees and expenses	27,740
Registration and filing fees	10,242
Legal fees	13,141
Compliance officer fees	9,000
Miscellaneous	7,439
Audit fees	7,191
Custodian fees	5,157
Trustee fees and expenses	3,967
Insurance	718
Pricing fees	496
Reports to shareholders	49
Total expenses	101,840
Less: fees waived and expenses absorbed	(61,124)
Net expenses	40,716

Net investment loss	(20,299)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	329,960
Futures contracts	(40,450)
Net realized gain on investments and futures contracts	289,510

Net change in unrealized appreciation on:
Investments	(217,297)
Futures contracts	(7,590)
Net change in unrealized appreciation	(224,887)

Net gain on investments and futures contracts	64,623

Net increase in net assets resulting from operations	$44,324

The accompanying notes are an integral part of these financial statements.

PSP FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENTS OF CHANGES IN NET ASSETS

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

		For the
	For the Six Month	Year Ended
	Period Ended June 30, 2014	December 31, 2013
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(20,299)	$(9,818)
Net realized gain on investments and futures contracts	289,510	261,676
Net unrealized appreciation (depreciation) on investments and futures contracts	(224,887)	128,697
Net increase in net assets resulting from operations	44,324	380,555

Capital share transactions (Note 2):
Decrease in net assets from capital share transactions	(1,237,849)	(9,175,944)

Decrease in net assets	(1,193,525)	(8,795,389)

Net Assets:
Beginning of year/period	3,295,415	12,090,804

End of year/period	$2,101,890	$3,295,415
Undistributed (accumulated) net investment income (loss)	$(20,299)	$-

The accompanying notes are an integral part of these financial statements.

PSP FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the year indicated.

	Investor Class
	For the Six Month
	Period Ended		For the Year Ended		For the Year Ended		For the Year Ended	For the Year Ended		For the Year Ended
	June 30, 2014		December 31, 2013		December 31, 2012		December 31, 2011	December 31, 2010		December 31, 2009
	(Unaudited)

Net Asset Value, Beginning of Year	$9.92		$9.42		$9.31		$10.08	$9.31		$9.74

Investment Operations:
Net investment income (loss) (a)	(0.07)		(0.02)		(0.01)		0.22	(0.08)		(0.11)
Net realized and unrealized gain (loss) on investments and futures contracts	0.28		0.52		0.12		(0.74)	1.50		(0.32)
Total from investment operations	0.21		0.50		0.11		(0.52)	1.42		(0.43)

Distributions:
From net realized capital gains	-		-		-		(0.26)	(0.65)		-
Total distributions	-		-		-		(0.26)	(0.65)		-

Paid in capital from redemption fees	-	(b)	-	(b)	-	(b)	0.01	-	(b)	-	(b)

Net Asset Value, End of Year	$10.13		$9.92		$9.42		$9.31	$10.08		$9.31

Total Return (c)	2.12%	(d)	5.31%		1.18%		(5.07)%	15.20%		(4.41)%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$1,336		$2,547		$5,465		$7,636	$7,902		$7,530

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.30%	(e)	3.12%		2.83%		2.62%	3.38%		4.67%
After fees waived and expenses absorbed	2.96%	(e)	1.65%		1.51%		1.75%	1.75%		1.87%

Ratio of net investment loss:
Before fees waived and expenses absorbed	(5.85)%	(e)	(1.69)%		(1.36)%		(1.19)%	(2.44)%		(3.95)%
After fees waived and expenses absorbed	(1.50)%	(e)	(0.22)%		(0.03)%		(0.32)%	(0.81)%		(1.15)%

Portfolio turnover rate	0%	(d)	0%		59%		414%	820%		2,996%

(a)	Per share amounts were calculated using the average shares method.
(b)	Redemption fees resulted in less than $0.01 per share.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

PSP FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Institutional Class
	For the Six Month						For the
	Period Ended		For the Year Ended	For the Year Ended	For the Year Ended		Period Ended
	June 30, 2014		December 31, 2013	December 31, 2012	December 31, 2011		December 31, 2010 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$9.97		$9.45	$9.34	$10.09		$10.36

Investment Operations:
Net investment income (loss) (b)	(0.06)		-	0.02	-	(c)	-	(c)
Net realized and unrealized gain (loss) on investments and futures contracts	0.29		0.52	0.11	(0.49)		0.38
Total from investment operations	0.23		0.52	0.13	(0.49)		0.38

Distributions:
From net investment income	-		-	(0.02)	-		-
From net realized capital gains	-		-	-	(0.26)		(0.65)
Total distributions	-		-	(0.02)	(0.26)		(0.65)

Paid in capital from redemption fees	-		-	-	-	(d)	-

Net Asset Value, End of Year/Period	$10.20		$9.97	$9.45	$9.34		$10.09

Total Return (e)	2.31%	(f)	5.50%	1.36%	(4.87)%		3.62%	(f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$756		$739	$6,617	$6,573		$991

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.05%	(g)	2.87%	2.58%	2.37%		3.62%	(g)
After fees waived and expenses absorbed	2.71%	(g)	1.40%	1.26%	1.50%		1.50%	(g)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(5.60)%	(g)	(1.44)%	(1.11)%	(0.94)%		(2.03)%	(g)
After fees waived and expenses absorbed	(1.25)%	(g)	0.03%	0.22%	(0.07)%		0.09%	(g)

Portfolio turnover rate	0%	(f)	0%	59%	414%		820%	(f)

(a)	The Congressional Effect Fund Institutional Class commenced operations on September 16, 2010.
(b)	Per share amounts were calculated using the average shares method.
(c)	Net investment income resulted in less than $0.01 per share.
(d)	Redemption fees resulted in less than $0.01 per share.
(e)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f)	Not annualized.
(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

PSP FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Service Class
	For the Six Month					For the
	Period Ended		For the Year Ended	For the Year Ended	For the Year Ended	Period Ended
	June 30, 2014		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$9.68		$9.26	$9.22	$10.07	$10.96

Investment Operations:
Net investment loss (b)	(0.10)		(0.09)	(0.07)	(0.52)	(0.04)
Net realized and unrealized gain (loss) on investments and futures contracts	0.26		0.51	0.11	(0.07)	(0.20)
Total from investment operations	0.16		0.42	0.04	(0.59)	(0.24)

Distributions:
From net realized capital gains	-		-	-	(0.26)	(0.65)
Total distributions	-		-	-	(0.26)	(0.65)

Net Asset Value, End of Year/Period	$9.84		$9.68	$9.26	$9.22	$10.07

Total Return (c)	1.65%	(d)	4.54%	0.43%	(5.87)%	(2.23)%	(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$10		$10	$9	$9	$54

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	8.05%	(e)	3.87%	3.58%	3.37%	4.70%	(e)
After fees waived and expenses absorbed	3.71%	(e)	2.40%	2.26%	2.50%	2.50%	(e)

Ratio of net investment loss:
Before fees waived and expenses absorbed	(6.60)%	(e)	(2.44)%	(2.11)%	(1.94)%	(4.64)%	(e)
After fees waived and expenses absorbed	(2.25)%	(e)	(0.97)%	(0.78)%	(1.07)%	(2.44)%	(e)

Portfolio turnover rate	0%	(d)	0%	59%	414%	820%	(d)

(a)	The Congressional Effect Fund Service Class commenced operations on November 9, 2010.
(b)	Per share amounts were calculated using the average shares method.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

PSP FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PSP Family of Funds (the “Trust”) was organized as a Delaware statutory Trust on December 21, 2007. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). Prior to May 15, 2014, the Trust was known as the Congressional Effect Family of Funds. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The sole authorized series of the Trust is the Congressional Effect Fund (the “Fund”). The Fund became effective with the SEC and commenced operations on May 23, 2008. The Fund is registered to offer three classes of shares (Investor Shares, Institutional Shares and Service Shares). Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares and Service Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All the classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the “Trustees”) determines that the matter to be voted on affects only the interests of the shareholders of a particular class.  The Fund is diversified. The Fund’s investment objective is capital appreciation and income.

  The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)           Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 2.

b)           Share Valuation - The prices (net asset values) of the shares of the Fund are normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

c)           Financial Futures Contracts - Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities”, requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for under SFAS 133 and their effect on the Fund’s financial position, performance and cash flows.

Details of the disclosures are as follows for the six month period ended June 30, 2014:

The effect of derivative instruments on the Statement of Operations is as follows:

Derivatives not Accounted for	Location of Gain (Loss)
as Hedging Instruments Under	on Derivatives
SFAS 133	Recognized in Income	Value
Futures Contracts	Net realized loss on futures contracts	$(40,450)
Futures Contracts	Net change in unrealized appreciation on futures contracts	(7,590)
Total		$(48,040)

PSP FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

d)         Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

e)         Option Writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

f)         Short Sales - The Fund may sell a security it does not own in anticipation of a decline in the fair market value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

g)         Federal Income Tax - The Trust has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

As of and during the six month period ended June 30, 2014, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties. As required by GAAP, ASC 740, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax years ended 2010, 2011, 2012 and the year ended December 31, 2013) and has concluded that no provision for income tax is required in these financial statements.

h)         Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

i)          Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

j)          Other - The Fund records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

k)         Redemption fees - Shareholders that redeem shares within 60 days of purchase will be assessed a redemption fee of 1.00% of the amount redeemed. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. There were redemption fees of $10 paid to the Fund during the six month period ended June 30, 2014.

PSP FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

(2)	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The   Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•     Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•     Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•     Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock and Exchange-Traded Funds) - Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

U.S.  Government  Securities.  U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

PSP FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

(2)	SECURITIES VALUATIONS (Continued)

Derivative Instruments. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the company using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the company's assets and liabilities measured at fair value as of June 30, 2014:

Categories (1)	Level 1	Level 2	Level 3	Totals
Investments:
Exchange-Traded Funds	$1,507,044	$-	$-	$1,507,044
Short-Term Investments	170,169	-	-	170,169
U.S. Government Obligations	-	299,954	-	299,954
Total Investments	$1,677,213	$299,954	$-	$1,977,167

(1)
As of June 30, 2014, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the reporting period end.  There were no transfers between levels as June 30, 2014, from the valuation input levels used on December 31, 2013.

(3)	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the six month period ended June 30, 2014 were as follows:

	Investor Class		Institutional Class		Service Class
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	2,414	$23,500	-	$-	-	$-
Reinvested	-	-	-	-	-	-
Redeemed	(127,186)	(1,261,349)	-	-	-	-
Net decrease	(124,772)	$(1,237,849)	-	$-	-	$-

Transactions in shares of capital stock for the Fund for the year ended December 31, 2013 were as follows:

	Investor Class		Institutional Class		Service Class
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	3,824	$37,401	-	$-	-	$-
Reinvested	-	-	-	-	-	-
Redeemed	(327,399)	(3,190,014)	(625,762)	(6,023,331)	-	-
Net increase (decrease)	(323,575)	$(3,152,613)	(625,762)	$(6,023,331)	-	$-

PSP FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

(4)	INVESTMENT TRANSACTIONS

For the six month period ended June 30, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) for the Congressional Effect Fund were as follows:

Purchases	Sales
$ -	$1,375,358

There were no government securities (excluding short-term investments) purchased or sold during the period.

(5)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

On March 20, 2014, Congressional Effect Management, LLC, the investment adviser to the Fund (“CEM”), CEM’s principal and managing member and a Trustee of the Trust, Eric Singer and Pulteney Street Capital Management, LLC, a registered investment adviser (“Pulteney Street”), closed a transaction (the “Transaction”) pursuant to a Transaction Agreement dated February 18, 2014 (the “Transaction Agreement”) whereby Pulteney Street became investment adviser to the Fund under a new investment advisory agreement with the Fund (the “Advisory Agreement”), entered into a new expense limitation agreement with the Fund (the “Expense Limitation Agreement”) and licensed the “Congressional Effect” strategy from CEM so that the Fund could continue to use its current investment strategy. The Transaction was approved by shareholders of the Fund on March 10, 2014. In addition, CEM agreed to assist in securing the approvals of the continuation of the Fund on several mutual fund distribution platforms. Consideration for the Transaction included initial consideration of $35,000, plus (i) potential additional payments of between $500 and $3,000 for each mutual fund distribution platform with an existing agreement with the Fund (e.g., TD Ameritrade, Pershing and nine others) that approves the continuation of the Fund on the platform with Pulteney Street as its investment adviser; and (ii) an amount equal to 0.40% of Fund assets under management attributable to those shareholders of the Fund as of the closing of the Transaction (the “Closing”) to the extent that such shareholders remain shareholders in the Fund or any other series of shares of the Trust as of each of the first three anniversaries of the Closing.

In connection with the Transaction, Pulteney Street committed to (i) initially continue to manage the Fund using the Fund’s current investment strategy; (ii) assist the Fund to file, as soon as practicable, revisions to the Fund’s prospectus and statement of additional information to modify the investment strategy of the Fund to a “manager of managers” model (the “New Strategy”). The shareholders and the Board, in connection with the New Strategy, agreed to, only after the prospectuses and statement of additional information for the New Fund Strategy are effective (expected to be effective on or after August 25, 2014 (the “New Strategy Effective Date”), (A) approve an increase of the investment advisory fee for Pulteney Street under the Advisory Agreement from 1.00% to 2.25% (the “New Strategy Fee Increase”); and (B) the appointment of those investment advisers discussed below (the “New Sub-Advisers”) as sub-advisers to the Fund to manage such assets as may be allocated to them by Pulteney Street as investment adviser to the Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”), under which the New Sub-Advisers will be paid by Pulteney Street out of its increased investment advisory fee.

Accordingly, consistent with the foregoing, effective March 10, 2014, a majority of shareholders of the Fund, acting by written consent in lieu of a meeting pursuant to authority contained in the Trust’s Declaration of Trust (the “Written Consent”): (i) approved the Advisory Agreement and the Transaction; (ii) agreed that the services to be provided under the Advisory Agreement by Pulteney Street may, under the terms thereof, be provided directly or through other parties as Pulteney Street may determine from time to time, which part(ies) may include, without limitation, to the extent approved by the trustees of the Trust and shareholders of the Fund consistent with the Investment Company Act of 1940, as amended (the “1940 Act”), sub-advisers; (iii) approved the transition of the Fund’s investment strategy to the New Strategy, such New Strategy to be implemented only upon (and not until) the New Strategy is effective on the New Strategy Effective Date; (iv) approved the New Strategy Fee Increase, such New Strategy Fee Increase to be effective only upon (and not until) the New Strategy is effective on the New Strategy Effective Date; and (v) consistent with the foregoing, approved the appointment of each of the New Sub-Advisers as investment advisers and engagement of each of the New Sub-Advisors as sub-advisers to the Fund pursuant to an investment advisory agreement in the form of the Sub-Advisory Agreement pursuant to which each Sub-Adviser will be paid by Pulteney Street out of Pulteney Street’s investment advisory fee from the Fund.

PSP FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

(5)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

In addition, the shareholders, acting through the Written Consent, also approved the election of Paul S. Buckley, Sean McCooey and Alfred E. Smith, IV as Trustees of the Trust (the “New Trustees”), with such election to be effective with the effectiveness of both the Closing and the resignation of the Trust’s then-current Trustees. Accordingly, the New Trustees were installed as Trustees on March 31, 2014, at which time Eric T. Singer, Robert Cresci, Daniel Ripp and Samuel Solomon each resigned from his respective role as Trustee. At such time, Sean McCooey replaced Mr. Singer as the President and Daniel McCooey replaced Mr. Singer as Secretary.

The Record Date of the Written Consent was March 10, 2014. On the Record Date, 292,304 shares of the Fund were issued and outstanding.  Shareholders representing 150,873 shares of beneficial interest or 51.6% of outstanding shares as of the Record Date, approved and consented to the above-mentioned actions by means of the Written Consent.

Pulteney Street, acts as investment advisor for the Fund pursuant to the terms of the Advisory Agreement. Under the terms of the Advisory Agreement, Pulteney Street, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. As compensation for its services, the Fund is obligated to pay Pulteney Street a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily net assets of the Fund. For the period from March 20, 2014 through June 30, 2014, the Fund incurred $7,639 of advisory fees, before the waiver and reimbursement described below, with $27,885 remaining due from Pulteney Street at June 30, 2014.  For the period from January 1, 2014 through March 19, 2014, the Fund incurred $6,423 of advisory fees, before the waiver and reimbursement described below that was due to CEM.

Pulteney Street has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payment, if any, under the Fund’s Distribution Plan under SEC rule 12b-1 and Acquired Fund Fees and Expenses) at 3.00% of the Fund's average daily net assets through May 1, 2015. Effective from May 1, 2013 through January 31, 2014, the expense cap was 1.50% of the Fund’s average daily net assets. For the period from March 20, 2014 through June 30, 2014, Pulteney Street waived management fees of $7,639 and reimbursed $25,030 of Fund expenses. Pulteney Street may recapture $35,468 no later than December 31, 2017.  For the period from January 1, 2014 through March 19, 2014, CEM waived management fees of $6,423 and reimbursed $22,032 of Fund expenses.

A Trustee of the Trust is the Managing Member of Pulteney Street.

The Trust has entered into an Investment Company Services Agreement (the “Services Agreement”) with Matrix 360 Administration, LLC (“Matrix” or “Administrator”). Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For these services to the Trust, the Fund pays Matrix $29,000 per year plus an asset based fee of 0.25% of the Fund’s first $50 million in assets, 0.20% on assets in excess of $50 million to $100 million, 0.15% on assets in excess of $100 million to $200 million and 0.10% on assets in excess of $200 million.  For the six month period ended June 30, 2014, Matrix earned $27,740 for such services including out of pocket expenses, with $8,288 remaining payable at June 30, 2014.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund. For these services Matrix will receive $18,000 per year per series. For the six month period ended June 30, 2014, Matrix earned $9,000 of compliance fees, with $1,500 remaining payable at June 30, 2014.

Matrix Capital Group, Inc. acts as Distributor of the Trust’s shares. Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Trust are officers and/or employees of Matrix.

PSP FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

(5)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act, pursuant to which the Fund may pay to the Advisor a fee for certain distribution and promotion expenses related to marketing shares of the Fund of up to 0.25% of the Investor Shares' or 1.00% of the Service Shares' respective average daily net assets annually. Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan. For the six month period ended June 30, 2014, the Fund incurred $2,638 of 12b-1 fees.

(6)	TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(deprecation) of investments at June 30, 2014 were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$1,565,482	$411,719	$(34)	$411,685

For the six month period ended June 30, 2014, no distributions were paid by the Fund.  For the year ended December 31, 2013, no distributions were paid by the Fund.

The Fund’s tax basis capital gains are determined only at the end of each fiscal year. As of December 31, 2013, the Fund’s most recent fiscal year end, the components of distributable earnings presented on an income tax basis were as follows:

	Post-October		Total
Capital Loss	Capital Loss &	Net Unrealized	Distributable
Carryforwards	Other Tax Deferrals	Appreciation	Earnings
$(962,320)	$(23,911)	$628,982	$(357,249)

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses and post-October losses are determined only at the end of each fiscal year. As of December 31, 2013, The Fund elected to defer net capital losses as indicated in the chart below:

Post-October Losses
Deferred	Utilized
$23,911	$237

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CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

(6)           TAX MATTERS (Continued)

At December 31, 2013, the Fund had available for federal income tax purposes unused capital loss carryforwards, which are available for offset against future capital gains.  To the extent the capital loss carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.  Capital loss carryforwards at December 31, 2013 were as follows:

Short-Term Capital	Short-Term Capital	Long-Term Capital	Total
Loss Carryforwards	Loss Carryforwards	Loss Carryforwards	Capital Loss
Expiring 12/31/2017	Non-Expiring	Non-Expiring	Carryforwards
$(442,566)	$(508,741)	$(11,013)	$(962,320)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short term losses.  As a transition rule, the Act requires that post-enactment net capital losses be utilized before pre-enactment net capital losses.

(7)	COMMITMENTS AND CONTINGENCIES

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(8)	SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the Fund’s financial statements, and has determined that there were no subsequent events requiring recognition or disclosure in the Fund’s financial statements.

(9)	NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (“FASC”).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

PSP FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Unaudited)

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Investment Advisory Agreement, Services Agreement and Distribution (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Advisor uses to determine how to vote proxies relating to the Fund’s portfolio securities is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Each shareholder should refer to such shareholder’s Form 1099-DIV or other tax information to determine the calendar year amounts to be included on the shareholder’s 2013 tax returns. Shareholders should consult their own tax advisors.

Total Fund operating expense ratios as stated in the current Fund prospectus dated April 29, 2014 for the Congressional Effect Fund were as follows:
Congressional Effect Fund Investor Class, gross of fee waivers or expense reimbursements	3.22%
Congressional Effect Fund Investor Class, after waiver and reimbursement*	3.22%
Congressional Effect Fund Institutional Class, gross of fee waivers or expense reimbursements	2.97%
Congressional Effect Fund Institutional Class, after waiver and reimbursement*	2.97%
Congressional Effect Fund Service Class, gross of fee waivers or expense reimbursements	3.97%
Congressional Effect Fund Service Class, after waiver and reimbursement*	3.97%

* The Advisor has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 3.00%. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 3.00% expense limitation. The current contractual agreement cannot be terminated prior to May 1, 2015 without the Board of Trustees’ approval.  Total Gross Operating Expenses (Annualized) during the six month period ended June 30, 2014 were 7.30%, 7.05% and 8.05% for the Congressional Effect Fund Investor Class, Institutional Class, and Service Class, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosures during the six month period ended June 30, 2014.

PSP FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

Remuneration Paid to Trustees - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Advisor will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee 1	Aggregate Compensation From the Fund 2	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees 2
Independent Trustees
Paul S. Buckley	$-	None	None	$-
Alfred E. Smith, IV	$-	None	None	$-
Daniel Ripp 3	$1,700	None	None	$1,700
Samuel H. Solomon 3	$1,600	None	None	$1,600
Robert J. Cresci 3	$2,000	None	None	$2,000
Interested Trustees
Sean McCooey	None	None	None	None

1	Each of the Trustees serves as a Trustee to the one fund of the Trust.
2	Figures are for the six month period ended June 30, 2014.
3	Messrs. Ripp, Solomon and Cresci resigned from their respective roles as trustees of the Trust on March 31, 2014.

The Statement of Additional Information for the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-553-4233.

Board Approval of Advisory Agreement

Description of the Advisory Agreement. On March 10, 2014, the Board approved the Advisory Agreement with Pulteney Street Capital Management, LLC (“Pulteney Street”). The Board’s considerations in approving the Advisory Agreement are below.

In deciding whether to approve the Advisory Agreement to Pulteney Street, the Trustees considered numerous factors, including:

(i)         The nature, extent, and quality of the services to be provided by Pulteney Street.  In this regard, the Board reviewed the services to be provided by Pulteney Street to the Fund including, without limitation, its proposed investment advisory services to be provided to the Fund, its proposed coordination of services among the Fund’s service providers, its compliance procedures and practices, and its proposed efforts to promote the Fund and assist in its distribution.  The Board also noted that Mr. McCooey was offering to serve the Fund as a trustee and (if elected) officer without additional compensation from the Fund, and that Mr. McCooey had indicated additional Pulteney Street personnel could provide similar officer services without additional compensation from the Fund.  The Board also considered Pulteney Street’s description of its preparations and plan for becoming investment adviser to the Fund.  After reviewing the foregoing information and further information in a memorandum provided by Pulteney Street (the “Adviser Memorandum”) (e.g., descriptions of Pulteney Street’s business and Pulteney Street’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by Pulteney Street would be satisfactory for the Fund.

(ii)        The investment performance of Pulteney Street.  In this regard, because Pulteney Street does not have a track record managing the Fund or an account with a substantially similar strategy to the Fund’s current strategy, the Board reviewed the performance of Pulteney Street’s other accounts, as reflected in the Adviser Memorandum, and considered Pulteney Street’s ability to manage the Fund using the Fund’s current strategy and Pulteney Street’s future plans for the investment strategy of the Fund.  Following discussion of Pulteney Street’s historical investment performance and other factors including the foregoing, the Board concluded that the investment performance of Pulteney Street was and would be satisfactory for the Fund.

PSP FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2014 (Unaudited)	SEMI-ANNUAL REPORT

Board Approval of Advisory Agreement (Continued)

(iii)           The costs of the services to be provided and profits to be realized by Pulteney Street and its affiliates from the relationship with the Fund.  In this regard, the Board considered Pulteney Street’s staffing, personnel, and methods of operating; Pulteney Street’s compliance policies and procedures; the financial condition of Pulteney Street and the proposed level of commitment to the Fund and Pulteney Street by Mr. McCooey; the asset levels of the Fund; and the overall expenses of the Fund, including certain current fee waivers on behalf of the Fund to be entered into by Pulteney Street.  The Board also discussed Pulteney Street’s commitment to a voluntary fee cap through the expense limitation agreement.

After noting that, because of the Fund’s expense cap with Pulteney Street, the Fund does not currently have a sufficient amount of assets to receive its full management fee, and that during the last fiscal year CEM waived its entire management fee in addition to reimbursing the Fund, the Board compared the current expense cap of the Fund to a peer group of other funds comparable to the Fund.  The Board determined that, while the Fund’s expense cap is higher than the mutual funds compared, the current expense cap is nonetheless reasonably close to the average expense cap of the Fund’s peer group taking into consideration the Fund’s current size and Pulteney Street’s plans for future growth.

The Board also compared the management fee Pulteney Street would charge the Fund under the assumed Advisory Agreement with the management fees Pulteney Street charges or offers to charge to other accounts, albeit for Pulteney Street’s “manager of managers” strategy. In this regard, the Board considered that Pulteney would provide more services and have more obligations to the Fund than to other accounts under the Fund’s current management fee and expense cap for the current investment strategy, and that this fee arrangement is less than Pulteney Street’s fee schedule for other accounts.  The Board also considered potential benefits to Pulteney Street in managing the Fund, including promotion of Pulteney Street’s name and the potential access managing the Fund could give Pulteney to potential new institutional investors.

The Board also considered matters related to the New Strategy and the New Strategy Fee Increase. The Board compared the Fund’s management fee (as it would be after the increase) with fees paid to other investment advisers of multi-manager funds and discussed with Pulteney Street fees charged for private fund clients for which Pulteney Street provided similar services.  The Board also compared the expense ratios of comparable funds to the Fund’s expense cap through the Expense Limitation Agreement.  The Board noted that Pulteney Street would subsidize the Fund to the extent necessary to meet its obligations under the Expense Limitation Agreement.  The Board also considered that, after giving effect to the Expense Limitation Agreement, the Fund’s expense ratio is within a reasonable range of other funds that the Board determined to be comparable to the Fund based on the type of fund, the style of investment management and/or the nature of the markets invested in, among other factors.  The Board also considered that the Fund’s expense ratio, after giving effect to the Expense Limitation Agreement, was not as low as the other funds with certain comparable characteristics, but noted that the funds with lower expense ratios had a larger amount of assets than the Fund would have upon the implementation of the New Strategy. Following further discussion, comparisons and consideration, the Board concluded that the fees paid to Pulteney Street by the Fund are appropriate and within the range of what would have been negotiated at arm’s length.

(iv)           The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  In this regard, the Board considered that the Fund’s proposed fee arrangements with Pulteney Street involve both a management fee and an Expense Limitation Agreement.  The Board noted that, while the management fee percentage would remain the same at all asset levels, assuming growth in the Fund’s assets under management, the Fund will benefit from economies of scale under its agreements with service providers other than Pulteney Street.  Additionally, the Fund will experience benefits from the Expense Limitation Agreement and, due to the size of the Fund, the Fund would likely continue to experience benefits from the Expense Limitation Agreement until the Fund grows to a level where Pulteney Street receives its full fee.

 PSP FAMILY OF FUNDS
1345 Avenue of the Americas
3rd Floor
New York, NY 10105

INVESTMENT ADVISER
Pulteney Street Capital Management, LLC
1345 Avenue of the Americas
3rd Floor
New York, NY 10105

ADMINISTRATOR & TRANSFER AGENT
Matrix 360 Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
242 East 72nd Street
New York, NY 10021

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNSEL
Kilpatrick Townsend & Stockton LLP
1100 Peachtree Street
Suite 2800
Atlanta, Georgia 30309

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in Semi-Annual Report to Shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)        Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)        Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Congressional Effect Fund

By Sean McCooey	/s/ Sean McCooey
President
Date: August 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Sean McCooey	/s/ Sean McCooey
President
Date: August 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer
Date: August 15, 2014